INCOME TAXES (Tables)	12 Months Ended
Dec. 28, 2019
Components of Income Tax Expense (Benefit)

Income tax provisions for the years ended December 28, 2019, December 29, 2018, and December 30, 2017 are summarized as follows (in thousands):

	2019	2018	2017
Currently Payable:
Federal	$35,267	$31,492	$44,413
State and local	10,071	7,544	8,579
Foreign	5,834	5,527	6,240
	51,172	44,563	59,232
Net Deferred:
Federal	6,895	2,965	(7,681)
State and local	805	(522)	(864)
Foreign	(602)	(1,565)	1,280
	7,098	878	(7,265)
	$58,270	$45,441	$51,967

Components of Earnings Before Income Taxes

	2019	2018	2017
U.S.	$220,532	$180,261	$151,395
Foreign	20,142	17,592	24,612
Total	$240,674	$197,853	$176,007

Effective Income Tax Rate Reconciliation

	2019	2018	2017
Statutory federal income tax rate	21.0%	21.0%	35.0%
State and local taxes (net of federal benefits)	3.9	3.8	3.0
Effect of noncontrolling owned interest in earnings of partnerships	(0.1)	(0.1)	(0.2)
Manufacturing deduction	n/a	n/a	(2.5)
Tax credits, including foreign tax credit	(1.3)	(1.6)	(2.0)
Change in uncertain tax positions reserve	(0.1)	0.1	0.4
Other permanent differences	0.5	0.6	(0.1)
Other, net	0.3	(0.7)	(0.6)
Impact of Tax Act and reduction of corporate tax rate (a)	n/a	(0.1)	(3.5)
Effective income tax rate	24.2%	23.0%	29.5%

Components of Deferred Tax Assets and Liabilities

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 28, 2019 and December 29, 2018 are as follows (in thousands):

	2019	2018
Employee benefits	$22,420	$20,914
Lease liability	20,255	—
Net operating loss carryforwards	6,411	6,520
Foreign subsidiary capital loss carryforward	519	504
Other tax credits	620	586
Inventory	993	1,090
Reserves on receivables	1,266	802
Accrued expenses	2,318	1,593
Other, net	3,159	2,785
Gross deferred income tax assets	57,961	34,794
Valuation allowance	(2,447)	(2,707)
Deferred income tax assets	55,514	32,087
Depreciation	(34,001)	(24,881)
Intangibles	(21,375)	(20,225)
Right of use assets	(20,255)	—
Other, net	—	—
Deferred income tax liabilities	(75,631)	(45,106)
Net deferred income tax liability	$(20,117)	$(13,019)

Schedule of NOL and credit carryforwards

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2019 - 2023	$—	$173	$—	$—	$620
2024 - 2028	—	285	1,279	—	—
2029 - 2033	2,124	748	213	—	—
2034 - 2038	28	854	—	—	—
Thereafter	—	243	464	—	—
Total	$2,152	$2,303	$1,956	$—	$620